Commitments and Contingencies - Summary of Operating Leases (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Rent Expense	$ 8,229	$ 7,960	$ 15,954	$ 15,141
Warehouse, office space and other
Commitments And Contingencies [Line Items]
Rent Expense	$ 5,885	5,593	$ 11,222	11,632
Warehouse, office space and other | Minimum
Commitments And Contingencies [Line Items]
Lease Term	11 years		1 year
Warehouse, office space and other | Maximum
Commitments And Contingencies [Line Items]
Lease Term	15 years		15 years
Wireless towers and spectrum
Commitments And Contingencies [Line Items]
Rent Expense	$ 2,344	$ 2,367	$ 4,732	$ 3,509
Wireless towers and spectrum | Minimum
Commitments And Contingencies [Line Items]
Lease Term	1 year		1 year
Wireless towers and spectrum | Maximum
Commitments And Contingencies [Line Items]
Lease Term	10 years		10 years